UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09869
                                   ---------

                      Franklin Floating Rate Master Trust
                      -----------------------------------
              (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
               (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       ------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (650) 312-2000
                                                    --------------

Date of fiscal year end: 7/31
                         ----

Date of reporting period: 7/31/04
                          -------

Item 1. Reports to Stockholders.


FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Financial Highlights

                                                                          Year Ended July 31,
                                               -------------------------------------------------------------------------
                                                            2004          2003         2002          2001         2000b
                                               -------------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year                         $9.69         $9.58        $9.88        $10.05        $10.00
                                               -------------------------------------------------------------------------

Income from investment operations:
  Net investment income                                     .334          .464         .545          .861          .288
  Net realized and unrealized gains (losses)                .151          .111        (.300)        (.173)         .050
                                               -------------------------------------------------------------------------
Total from investment operations                            .485          .575         .245          .688          .338
                                               -------------------------------------------------------------------------

Less distributions from net investment income              (.335)        (.465)       (.545)        (.861)        (.288)
                                               -------------------------------------------------------------------------

Net asset value, end of year                               $9.84         $9.69        $9.58         $9.88        $10.05
                                               -------------------------------------------------------------------------

Total return a                                             5.08%         6.19%        2.52%         7.13%         3.42%

Ratios/supplemental data

Net assets, end of year (000's)                         $757,987      $218,647     $265,940      $218,545       $37,370
Ratios to average net assets:
  Expenses                                                  .60%          .60%         .60%          .62%         1.00%c
  Expenses net of waiver and payments by
   affiliate                                                .98%         1.02%         .98%         1.01%         2.27%c
  Net investment income                                    3.34%         4.86%        5.55%         8.34%         8.62%c
Portfolio turnover rate                                   54.41%        75.69%       77.29%        37.87%        11.10%



a Total return is not annualized for periods less than one year.
b For the period March 24, 2000 (effective date) to July 31, 2000.
c Annualized.

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES


STATEMENT OF INVESTMENTS, JULY 31, 2004

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  BONDS
  BROADCASTING
  Paxson Communications Corp., senior secured floating rate note, 144A, 4.35%,
  1/15/10                                                                            $  5,100,000    $  5,144,625        0.68
                                                                                                     ------------   ---------

  STEEL
  Ispat Inland ULC, senior secured note, 144A, 7.86%, 4/01/10                           3,000,000       3,075,000        0.40
                                                                                                     ------------   ---------

  TOTAL BONDS (COST $8,123,966)                                                                         8,219,625        1.08
                                                                                                     ------------   ---------

b SENIOR FLOATING RATE INTERESTS
  ADVERTISING/MARKETING SERVICES
  Adams Outdoor Advertising Inc., Term Loan, 3.88%, 10/05/11                            3,000,000       3,038,751        0.40
                                                                                                     ------------   ---------

  AEROSPACE & DEFENSE
  ARINC Inc., Term Loan, 4.12%, 2/24/11                                                 1,496,250       1,516,823        0.20
  CACI International Inc., Term Loan B, 3.18%, 4/23/11                                  4,488,750       4,511,194        0.59
c DRS Technologies Inc., Term Loan B, 3.09 - 3.73%, 11/04/10                            3,688,390       3,724,123        0.49
  ILC Industries Inc., Second Lien Term Loan, 7.336%, 2/05/11                             500,000         505,000        0.07
  Titan Corp., Term Loan B, 4.62 - 4.70%, 2/23/06                                         980,000         985,104        0.13
  Vought Aircraft Industries, Term Loan X, 4.73%, 12/31/06                                678,110         684,043        0.09
                                                                                                     ------------   ---------
                                                                                                       11,926,287        1.57
                                                                                                     ------------   ---------
  APPAREL/FOOTWEAR
  St. John Knits Inc., Term Loan B, 5.438%, 7/31/07                                       941,376         948,583        0.13
                                                                                                     ------------   ---------

  AUTO PARTS: ORIGINAL EQUIPMENT MANUFACTURER
  Dayco Products LLC, Term Loan B, 4.57 - 4.87%, 6/18/11                                4,000,000       4,066,252        0.54
  Eagle Picher Industries Inc., DIP Term Loan B, 4.41%, 8/07/09                         2,450,765       2,473,740        0.33
  Exide Technologies USD (US Borrower), Term Loan, 4.813%, 5/04/10                        750,000         756,562        0.10
  Exide Technologies USD (EURO Borrower), Term Loan, 4.813%, 5/04/10                      750,000         753,281        0.10
  Federal Mogul Corp., DIP Term Loan, 4.313 - 4.50%, 2/06/05                              959,540         960,749        0.13
c Grand Vehicle Works, Term Loan B, 4.43 - 4.92%, 7/23/10                               2,250,000       2,247,188        0.30
  Hayes Lemmerz, Term Loan, 4.91 - 5.73%, 6/03/09                                       2,863,333       2,914,072        0.38
  Hilite International Inc., Term Loan B, 5.85 - 6.086%, 3/31/09                          838,604         843,845        0.11
  Key Plastics and Key Safety,
     Term Loan B, 4.37 - 4.61%, 7/31/10                                                 1,500,000       1,523,907        0.20
     Term Loan C, 7.12 - 7.36%, 7/31/11                                                 1,000,000       1,014,063        0.13
  Plastech Engineered Products Inc.,
     First Lien Term Loan, 4.34%, 3/11/10                                                 989,655       1,005,119        0.13
     Second Lien Term Loan, 5.79%, 3/31/11                                              1,000,000       1,016,250        0.13

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  Progressive Moulded Products, Term Loan C, 6.75%, 6/30/08 (Canada)                 $    895,477    $    896,597        0.12
  Tenneco Automotive Inc.,
     Term Loan, 4.61%, 12/12/10                                                         1,241,379       1,266,983        0.17
     Term Loan B, 4.253%, 12/12/10                                                      2,744,828       2,799,153        0.37
  Tower Automotive Inc., Term Loan B, 5.82%, 5/24/09                                    1,000,000       1,003,333        0.13
  TRW Automotive Acquisition Corp., Term Loan D1, 4.125%, 2/28/11                       1,995,000       2,032,406        0.27
                                                                                                     ------------   ---------
                                                                                                       27,573,500        3.64
                                                                                                     ------------   ---------

  AUTOMOTIVE AFTERMARKET
  United Components Inc., Term Loan C, 3.99%, 6/30/10                                     856,667         870,031        0.11
                                                                                                     ------------   ---------

  BEVERAGES: ALCOHOLIC
  Southern Wine & Spirits of America Inc., Term Loan B, 3.84%, 6/21/08                  1,972,459       1,996,500        0.26
                                                                                                     ------------   ---------

  BEVERAGES: NON-ALCOHOLIC
  Dr. Pepper Bottling Co. of Texas, Term Loan, 3.65 - 3.95%, 12/18/10                   2,384,760       2,413,079        0.32
                                                                                                     ------------   ---------

  BROADCASTING
  Cumulus,
     Term Loan A1, 3.13%, 3/28/09                                                       2,500,000       2,520,313        0.33
c    Term Loan E, 3.13%, 3/28/10                                                        3,125,000       3,165,528        0.42
  Emmis Operating Co., Term Loan B, 3.10%, 11/10/11                                     5,000,000       5,060,545        0.67
  Gray Television Inc., Term Loan C, 2.97 - 3.36%, 12/31/10                             1,000,000       1,006,780        0.13
  Mission Broadcasting Inc., Term Loan C, 3.84%, 12/31/10                                 714,359         721,949        0.10
c NEP Supershooters LP, First Lein Term Loan, 5.70%, 2/03/11                            1,250,000       1,263,281        0.16
  Nexstar Finance LLC, Term Loan C, 3.84%, 12/31/10                                       280,641         282,921        0.04
  Radio One Inc., Term Loan A, 1.985%, 6/30/07                                            911,765         905,782        0.12
c Sinclair Broadcasting, Term Loan A, 3.23%, 6/30/09                                    4,500,000       4,522,500        0.60
                                                                                                     ------------   ---------
                                                                                                       19,449,599        2.57
                                                                                                     ------------   ---------

  BUILDING PRODUCTS
  Associated Materials Inc., Term Loan, 4.11 - 4.13%, 8/27/09                             736,842         746,053        0.10
  Atrium Cos. Inc., Term Loan, 3.86 - 4.13%, 11/30/08                                   2,238,750       2,266,734        0.30
  Builders FirstSource Inc., Term Loan, 4.53 - 4.59%, 3/17/10                           1,665,825       1,680,401        0.22
  Building Materials Holding Corp., Term Loan B, 4.375%, 8/13/10                          990,000         993,712        0.13
  Masonite International Corp., Term Loan C2, 3.625%, 8/31/08                             997,500       1,014,022        0.14
  NCI Building Systems Inc., Term Loan B, 3.41 - 3.45%, 6/07/10                         1,000,000       1,013,125        0.14
  Norcraft Cos. LP, Term Loan, 4.66%, 10/21/09                                          2,833,333       2,861,667        0.38
  PGT Industries Inc., First Lien Term Loan, 4.67%, 2/05/10                               995,000       1,009,925        0.13
  Tapco International,
     Term Loan B, 4.33 - 4.34%, 7/23/07                                                   479,798         482,197        0.06
     Term Loan C, 4.58 - 4.59%, 7/23/08                                                   479,798         482,197        0.06
                                                                                                     ------------   ---------
                                                                                                       12,550,033        1.66
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  CABLE/SATELLITE TELEVISION
  Atlantic Broadband Finance LLC, Term Loan B, 4.61%, 8/06/11                        $  1,250,000    $  1,270,118        0.17
  Bresnan Broadband Holdings LLC,
     Term Loan A, 4.90 - 5.73%, 3/31/10                                                 1,250,000       1,257,291        0.16
     Term Loan B, 4.83 - 5.11%, 9/30/10                                                 1,000,000       1,015,000        0.13
f Century Cable (Adelphia), Discretionary Term Loan, 6.25%, 12/31/09                    1,000,000         965,000        0.13
  Charter Communications Operating LLC, Term Loan B, 4.92%, 4/23/11                     6,500,000       6,419,972        0.85
  DirecTV Holdings LLC, Term Loan, 3.45 - 3.76%, 3/06/10                                2,477,755       2,504,788        0.33
  Grapeclose Ltd. (Inmarsat),

     Term Loan B, 4.561%, 10/10/10 (United Kingdom)                                     2,500,000       2,528,125        0.33
     Term Loan C, 5.061%, 10/10/11 (United Kingdom)                                     2,500,000       2,528,125        0.33
c Insight Midwest, Term Loan A, 2.688%, 6/30/09                                         5,380,825       5,368,718        0.71
  Insight Midwest Holdings,
     Additional Term Loan, 3.938%, 12/31/09                                               995,000       1,011,237        0.13
     Term Loan B, 3.938%, 12/31/09                                                        995,000       1,011,237        0.13
  MCC Iowa (Broadband),

c    Term Loan A, 2.88%, 3/31/10                                                        3,000,000       3,035,391        0.40
     Term Loan B1, 3.87 - 4.17%, 9/12/10                                                1,000,000       1,011,797        0.13
c NTL Investment Holdings, Term Loan B, 4.627%, 5/31/12 (United Kingdom)                8,000,000       7,946,664        1.05
f Olympus Cable Holdings (Adelphia), Term Loan B, 6.25%, 9/30/10                        2,000,000       1,938,928        0.26
c Persona Communications Inc., Term Loan, 6.50%, 4/12/11                                3,500,000       3,538,283        0.47
  UPC Distribution Holdings B.V., Term Loan C2, 7.325 - 7.381%, 3/31/09
  (Netherlands)                                                                         1,990,000       2,009,279        0.27
                                                                                                     ------------   ---------
                                                                                                       45,359,953        5.98
                                                                                                     ------------   ---------

  CASINOS/GAMING
  Alliance Gaming Corp., Term Loan B, 3.788%, 8/22/09                                   1,500,000       1,518,375        0.20
  Boyd Gaming Corp., Term Loan B, 3.35 - 3.69%, 5/14/11                                 2,500,000       2,533,202        0.34
  Global Cash Access LLC, Term Loan, 4.23%, 3/10/10                                       987,500       1,004,164        0.13
  Greektown Casinos LLC, Term Loan D, 4.679 - 4.84%, 12/31/05                           3,480,562       3,493,614        0.46
  Green Valley Ranch Gaming LLC, Term Loan B, 4.336%, 12/05/10                            995,000       1,007,437        0.13
  Isle of Capri, Term Loan B, 3.44 - 3.828%, 4/25/08                                      827,500         837,696        0.11
c Isle of Capri Black Hawk LLC, Term Loan C, 4.18 - 4.59%, 12/31/07                     3,208,324       3,254,268        0.43
  Marina District Finance Co. Inc., Term Loan B, 5.16 - 5.59%, 12/31/07                   949,343         958,095        0.13
  Penn National Gaming Inc., Term Loan D, 3.86 - 4.09%, 3/03/09                           630,393         638,305        0.08
  Scientific Games Corp., Term Loan C, 3.98 - 4.08%, 12/31/09                           3,972,537       4,028,816        0.53
                                                                                                     ------------   ---------
                                                                                                       19,273,972        2.54
                                                                                                     ------------   ---------

  CATALOG/SPECIALTY DISTRIBUTION
  Affinity Group Inc.,
     Term Loan B1, 5.209 - 5.66%, 6/23/09                                                 231,122         233,626        0.03
     Term Loan B2, 5.209 - 5.578%, 6/23/09                                                577,806         584,066        0.08
  Oriental Trading Co. Inc., Term Loan B, 4.375%, 7/29/10                               1,926,941       1,947,414        0.25
                                                                                                     ------------   ---------
                                                                                                        2,765,106        0.36
                                                                                                     ------------   ---------

  CHEMICALS: MAJOR DIVERSIFIED
d Celanese AG, Term Loan, 3.688 - 4.23%, 4/06/11 (Luxembourg)                           1,379,631       1,403,488        0.19

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  Huntsman International LLC, Term Loan B, 4.688%, 12/31/10                          $  4,000,000    $  4,065,500        0.54
  Invista B.V.,
     Term Loan B1, 4.563%, 4/29/11                                                      2,776,471       2,819,853        0.37
     Term Loan B2, 4.563%, 4/29/11 (Canada)                                             1,223,529       1,242,647        0.16
                                                                                                     ------------   ---------
                                                                                                        9,531,488        1.26
                                                                                                     ------------   ---------

  CHEMICALS: SPECIALTY
  Brenntag, Term Loan B2, 3.881%, 2/27/12                                               1,500,000       1,524,844        0.20
  FMC Corp., Term Loan B, 3.23%, 10/21/07                                               4,959,167       5,023,438        0.66
  Hercules Inc., Term Loan B, 3.475 - 3.836%, 10/08/10                                  1,745,625       1,758,717        0.23
  Kraton Polymers LLC, Term Loan B, 4.063 - 4.50%, 12/24/10                               980,834         997,386        0.13
  Nalco Co., Term Loan B, 3.95 - 4.43%, 11/04/10                                        6,338,563       6,444,043        0.85
  Ripplewood Phosphorus LLC, Term Loan B, 4.53%, 7/16/11                                1,250,000       1,265,625        0.17
c Rockwood Specialties Group Inc., Term Loan B, 4.183%, 7/23/10                         2,500,000       2,522,545        0.34
  Sovereign Specialty Chemicals Inc., Term Loan B, 6.341%, 12/31/07                       985,000         980,691        0.13
  Westlake Chemical Corp., Term Loan B, 4.951 - 7.00%, 7/31/10                            990,000       1,004,850        0.13
                                                                                                     ------------   ---------
                                                                                                       21,522,139        2.84
                                                                                                     ------------   ---------

  COAL
  CONSOL Energy Inc., Term Loan B, 3.84%, 6/08/10                                       1,250,000       1,271,875        0.17
c Foundation Coal, Term Loan B, 3.68%, 7/30/11                                          2,650,000       2,680,475        0.35
  Peabody Energy Corp., Term Loan B, 3.23 - 3.27%, 3/21/10                              4,477,330       4,531,900        0.60
                                                                                                     ------------   ---------
                                                                                                        8,484,250        1.12
                                                                                                     ------------   ---------

  COMMERCIAL PRINTING/FORMS
  American Reprographics, Term Loan B, 4.179%, 6/17/09                                  1,990,000       2,019,850        0.27
c Merrill Corp., Term Loan B, 3.98%, 7/30/09                                            1,000,000       1,008,438        0.13
                                                                                                     ------------   ---------
                                                                                                        3,028,288        0.40
                                                                                                     ------------   ---------

  CONSTRUCTION MATERIALS
c St. Marys Cement Inc., Term Loan B, 4.086%, 11/24/09 (Canada)                         4,487,500       4,549,203        0.60
                                                                                                     ------------   ---------

  CONSUMER SUNDRIES
  NBTY Inc., Term Loan C, 3.313%, 7/22/09                                                 692,989         694,535        0.09
  Rayovac Corp., Term Loan C, 3.75 - 4.10%, 10/01/09                                      721,546         729,627        0.10
  Scotts Co., Term Loan B, 3.375 - 3.50%, 9/30/10                                       1,197,000       1,206,298        0.16
  United Industries Corp.,
c    Second Lien Term Loan, 5.98%, 10/31/11                                               500,000         509,375        0.07
c    Term Loan B, 3.84 - 4.09%, 4/30/11                                                 2,995,000       3,045,541        0.40
                                                                                                     ------------   ---------
                                                                                                        6,185,376        0.82
                                                                                                     ------------   ---------

  CONTAINERS/PACKAGING
  ACI Operations Property Ltd., Term Loan A, 4.21%, 4/01/07 (Australia)                 1,000,000       1,013,958        0.13
  Berry Plastics, Term Loan C, 3.68%, 7/22/10                                             956,136         973,665        0.13
  Crown Cork & Seal Co. Inc., Term Loan B, 4.586%, 9/15/08                                950,000         965,289        0.13

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  Graham Packaging Co., Term Loan B, 4.188 - 4.375%, 2/20/10                         $    992,982    $  1,000,636        0.13
  Graphic Packaging International Corp., Term Loan B, 4.375%, 8/08/10                   2,475,000       2,517,023        0.33
  Greif Brothers Corp., Term Loan B, 3.43%, 8/15/09                                     3,698,413       3,738,171        0.49
  Kerr Group Inc., Term Loan B, 5.09 - 6.75%, 8/11/10                                   4,746,696       4,794,757        0.63
  Owens-Brockway Glass Container Inc.,
     Term Loan B, 4.48%, 4/01/08                                                        4,000,000       4,061,668        0.54
     Term Loan C, 4.45%, 4/01/08                                                          500,000         501,354        0.07
  Stone Container Corp.,
     Term Loan B, 4.00%, 7/25/09                                                        2,237,237       2,256,813        0.30
     Term Loan C, 4.00%, 7/25/09                                                          294,098         297,407        0.04
  Tekni-Plex Inc., Term Loan B, 5.578 - 5.68%, 6/21/08                                    685,188         690,184        0.09
                                                                                                     ------------   ---------
                                                                                                       22,810,925        3.01
                                                                                                     ------------   ---------

  DATA PROCESSING SERVICES
  InfoUSA Inc.,
     Term Loan A, 3.87%, 3/25/09                                                        3,833,333       3,881,250        0.51
     Term Loan B, 4.01%, 6/04/10                                                        2,000,000       2,025,000        0.27
                                                                                                     ------------   ---------
                                                                                                        5,906,250        0.78
                                                                                                     ------------   ---------

  DRUG STORE CHAINS
c Duane Reade Inc., Term Loan, 4.73%, 7/30/10                                           1,000,000       1,017,250        0.13
  General Nutrition Centers Inc., Term Loan, 4.40 - 4.42%, 12/04/09                     1,990,000       2,015,621        0.27
c Jean Coutu Group PJC Inc., Term Loan B, 3.75%, 7/28/11                                5,500,000       5,563,355        0.73
  Rite Aid Corp., Term Loan B1, 4.35 - 4.46%, 4/30/08                                     997,500       1,020,193        0.14
                                                                                                     ------------   ---------
                                                                                                        9,616,419        1.27
                                                                                                     ------------   ---------

  ELECTRIC UTILITIES
  AES Corp., Term Loan B, 5.32%, 4/30/08                                                  714,286         724,490        0.10
  Calpine Corp., Second Lien Term Loan, 6.89%, 7/15/07                                  1,980,000       1,706,376        0.23
  Calpine Generating Co., First Priority Term Loan, 5.23%, 3/22/09                      1,500,000       1,505,812        0.20
  Centerpoint Energy Inc., Term Loan B, 4.723%, 10/07/06                                2,975,676       3,015,972        0.40
  Cogentrix Energy Inc., Term Loan, 3.836%, 2/19/09                                     2,992,500       3,041,128        0.40
  Coleto Creek WLE LP,
c    Term Loan B, 3.848%, 7/31/11                                                       1,750,000       1,778,074        0.23
c    Term Loan C, 5.19%, 7/31/12                                                        1,000,000       1,015,208        0.13
  Dynegy Holdings Inc., Term Loan B, 5.36%, 5/27/10                                     1,500,000       1,529,532        0.20
  Midwest Generation LLC, Term Loan, 4.57 - 4.85%, 4/27/11                              1,496,250       1,517,759        0.20
  NRG Energy Inc., Term Loan B, 1.486 - 5.559%, 6/23/10                                   577,515         598,991        0.08
  Pike Electric Inc., Term Loan B, 3.625%, 7/02/12                                        992,500       1,011,109        0.13
  Quanta Services Inc., Term Loan B, 1.40 - 4.54%, 12/15/08                             3,000,000       3,011,250        0.40
  Teton Power Funding LLC, Term Loan B, 4.80%, 2/20/11                                  1,361,538       1,376,005        0.18
  TNP Enterprises Inc., Term Loan, 6.505%, 12/31/06                                       990,000       1,005,469        0.13
                                                                                                     ------------   ---------
                                                                                                       22,837,175        3.01
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  ELECTRICAL PRODUCTS
  Enersys Capital Inc.,
     Second Lien Term Loan, 6.361%, 3/10/12                                          $    500,000    $    508,021        0.07
     Term Loan B, 3.62 - 3.84%, 3/09/11                                                   997,500       1,014,488        0.13
                                                                                                     ------------   ---------
                                                                                                        1,522,509        0.20
                                                                                                     ------------   ---------

  ELECTRONICS/APPLIANCES
c Alliance Laundry Systems LLC, Term Loan, 4.60%, 7/31/09                               1,250,000       1,263,281        0.16
  Directed Electronics Inc., Term Loan, 5.65 - 6.13%, 6/15/10                           1,500,000       1,511,250        0.20
  Juno Lighting Inc., First Lien Term Loan, 4.34 - 5.75%, 10/21/10                      1,927,273       1,956,182        0.26
                                                                                                     ------------   ---------
                                                                                                        4,730,713        0.62
                                                                                                     ------------   ---------

  ENGINEERING & CONSTRUCTION
  Washington Group, Synthetic Term Loan, 1.24%, 10/01/07                                3,000,000       3,012,960        0.40
                                                                                                    -------------- -----------

  ENVIRONMENTAL SERVICES
  Allied Waste North America Inc.,
     L/C Term Loan, 4.119%, 1/15/10                                                       214,286         218,058        0.03
     Term Loan B, 3.93 - 4.27%, 1/15/10                                                 3,269,643       3,317,746        0.44
     Term Loan C, 4.27 - 4.30%, 1/15/10                                                   500,000         507,634        0.07
  Duratek Inc., Term Loan B, 5.15%, 12/16/09                                            2,173,913       2,173,913        0.29
  Envirosolutions Inc.,
d    Delay Draw, 5.43%, 3/01/09                                                            46,363          46,422        0.00
     Term Loan B, 5.43%, 3/01/09                                                        2,135,455       2,138,124        0.28
  IESI Corp., Term Loan, 4.438 - 4.625%, 10/10/10                                         992,500       1,010,179        0.13
c Waste Connections Inc., Term Loan, 2.91 - 3.16%, 10/22/10                             7,403,336       7,488,941        0.99
                                                                                                     ------------   ---------
                                                                                                       16,901,017        2.23
                                                                                                     ------------   ---------

  FINANCE/RENTAL/LEASING
  United Rentals Inc.,
     L/C Term Loan, 3.611%, 2/11/11                                                       250,000         255,156        0.03
     Term Loan B, 3.44 - 3.71%, 2/11/11                                                 1,246,875       1,270,566        0.17
                                                                                                     ------------   ---------
                                                                                                        1,525,722        0.20
                                                                                                     ------------   ---------

  FOOD RETAIL
  Pathmark Stores Inc., Term Loan B2, 5.938%, 6/30/07                                     344,779         349,376        0.05
                                                                                                     ------------   ---------

  FOOD: MAJOR DIVERSIFIED
  B&G Foods Inc., Term Loan, 6.50%, 9/03/09                                               992,500         999,944        0.13
  Birds Eye Foods Inc., Term Loan B, 4.23%, 8/08/08                                       934,015         946,712        0.12
  Dole Food Inc.,
     Term Loan D, 3.625 - 5.50%, 3/28/08                                                  179,707         180,674        0.02
     Term Loan E, 3.688 - 5.50%, 9/28/08                                                1,000,000       1,015,938        0.14
  Luigino's Inc., Term Loan, 4.313 - 4.50%, 4/02/11                                     1,995,000       2,027,419        0.27
  Pinnacle Foods Holding Corp., Term Loan B, 4.03 - 4.26%, 11/25/10                     4,987,500       5,060,756        0.67
                                                                                                     ------------   ---------
                                                                                                       10,231,443        1.35
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  FOOD: MEAT/FISH/DAIRY
  American Seafoods, Term Loan B, 4.73%, 4/15/09                                     $    857,716    $    861,469        0.11
  Dean Foods (Suiza Foods) Corp.,
     Term Loan B, 3.59%, 7/15/08                                                          990,000         990,990        0.13
     Term Loan C, 3.34%, 7/15/08                                                          997,500         998,747        0.13
  Keystone Foods Intermediate LLC, Term Loan, 3.75%, 6/15/11                            1,250,000       1,265,235        0.17
  Land O'Lakes Inc., Term Loan B, 4.73%, 10/11/08                                         695,661         707,980        0.09
  Michael Foods Inc., Term Loan B, 3.76 - 4.09%, 11/21/10                                 995,000       1,011,480        0.14
  Pierre Foods Inc., Term Loan B, 3.98%, 6/29/10                                        1,000,000       1,012,813        0.14
                                                                                                     ------------   ---------
                                                                                                        6,848,714        0.91
                                                                                                     ------------   ---------

  FOOD: SPECIALTY/CANDY
  Atkins Nutritionals Inc., First Lien Term Loan, 4.84%, 11/21/09                         965,000         948,112        0.12
  Leiner Health Products Group Inc., Term Loan B, 4.59 - 4.89%, 6/09/11                 2,000,000       2,035,000        0.27
  Meow Mix Co., First Lien Term Loan, 5.84 - 6.12%, 8/21/09                             1,135,227       1,132,389        0.15
  Nellson Neutraceuticals Inc.,
     First Lien Term Loan, 4.59%, 10/04/09                                              1,924,994       1,924,994        0.25
     Second Lien Term Loan, 7.09%, 4/04/10                                                750,000         746,250        0.10
c Otis Spunkmeyer Inc., Term Loan B, 7.00%, 6/24/11                                     2,750,000       2,780,938        0.37
  Reddy Ice Group Inc., Term Loan, 3.98%, 8/15/09                                         827,083         838,284        0.11
                                                                                                     ------------   ---------
                                                                                                       10,405,967        1.37
                                                                                                     ------------   ---------

  FOREST PRODUCTS
  Roseburg Forest Products, Term Loan B, 3.48%, 2/20/10                                 2,985,000       3,014,850        0.40
                                                                                                     ------------   ---------

  HOME FURNISHINGS
  National Bedding Co., Term Loan B, 3.55 - 3.93%, 8/21/08                              3,989,491       4,036,866        0.53
  Sealy Mattress Co., Term Loan B, 4.111%, 4/02/12                                      2,919,643       2,967,694        0.39
  Simmons Holdings Inc., Term Loan B, 4.125 - 4.688%, 12/02/11                          2,448,148       2,489,461        0.33
  Tempur World Inc., Term Loan B, 4.586%, 8/15/09                                         990,000       1,002,375        0.13
                                                                                                     ------------   ---------
                                                                                                       10,496,396        1.38
                                                                                                     ------------   ---------

  HOME IMPROVEMENT CHAINS
  Harbor Freight Tools USA Inc., Term Loan B, 4.16%, 7/15/10                            2,500,000       2,530,470        0.33
                                                                                                     ------------   ---------

  HOMEBUILDING
  Landsource Communities Development LLC, Term Loan B, 4.00%, 3/31/10                   4,000,000       4,062,500        0.54
                                                                                                     ------------   ---------

  HOSPITAL/NURSING MANAGEMENT
  Beverly Enterprises Inc., Term Loan B, 3.82 - 4.43%, 10/22/08                           992,500       1,007,387        0.13
  Iasis Healthcare LLC, Term Loan B, 3.70%, 6/22/11                                     2,350,000       2,388,923        0.32
c Medcath Corp., Term Loan B, 4.581%, 7/02/11                                           3,000,000       3,044,064        0.40
  Triad Hospitals Inc., Term Loan B, 3.73%, 9/30/08                                     2,228,743       2,269,975        0.30
  Vanguard Health Systems Inc., Term Loan B, 3.59%, 5/18/11                             4,500,000       4,505,625        0.59
                                                                                                     ------------   ---------
                                                                                                       13,215,974        1.74
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  HOTEL/RESORTS/CRUISELINES
  Wyndham International Inc., Term Loan B, 6.125%, 6/30/06                           $    943,559    $    937,409        0.12
                                                                                                     ------------   ---------

  HOUSEHOLD/PERSONAL CARE
  Holmes Group Inc., First Lien Term Loan, 4.49 - 4.719%, 11/06/10                      1,000,000       1,010,000        0.13
  Prestige Brands Inc., Term Loan B, 4.075 - 6.00%, 6/24/11                             4,073,125       4,141,859        0.55
                                                                                                     ------------   ---------
                                                                                                        5,151,859        0.68
                                                                                                     ------------   ---------

  INDUSTRIAL CONGLOMERATES
  Invensys (BTR Dunlop),
c    Bonding Facility, 5.08%, 3/05/09                                                   2,000,000       2,010,000        0.27
     Term Loan B, 4.611%, 9/05/09                                                       1,496,884       1,522,144        0.20
  Roper Industries Inc., Term Loan, 3.11 - 3.66%, 12/19/08                                975,000         989,625        0.13
  SPX Corp., Term Loan B, 3.625 - 5.50%, 9/30/09                                        2,031,496       2,064,508        0.27
  Trimas Corp., Term Loan B, 4.875%, 12/06/09                                           2,728,243       2,751,548        0.36
                                                                                                     ------------   ---------
                                                                                                        9,337,825        1.23
                                                                                                     ------------   ---------

  INDUSTRIAL MACHINERY
  Colfax Corp., Term Loan B, 4.50%, 5/30/09                                             1,767,536       1,776,374        0.24
  Dresser Inc., Unsecured Term Loan, 4.68%, 3/01/10                                     1,250,000       1,276,250        0.17
  Flowserve Corp., Term Loan C, 4.00 - 4.375%, 6/30/09                                    654,961         664,376        0.09
  Itron Inc., Term Loan B, 3.625%, 11/24/10                                             1,500,000       1,515,000        0.20
  Rexnord Corp., Term Loan, 4.61 - 4.63%, 11/25/09                                        181,381         183,761        0.02
  Sensus Metering Systems Inc., Term Loan, 4.17 - 4.891%, 12/16/10                      3,980,000       4,028,922        0.53
                                                                                                     ------------   ---------
                                                                                                        9,444,683        1.25
                                                                                                     ------------   ---------

  INDUSTRIAL SPECIALTIES
  Ionics Inc., Term Loan B, 6.00%, 2/01/11                                              5,276,858       5,362,607        0.71
  Polypore Inc., Term Loan B, 3.97%, 11/13/11                                           1,500,000       1,527,187        0.20
  Unifrax Corp., Term Loan, 5.00%, 5/19/10                                                996,429       1,011,998        0.13
                                                                                                     ------------   ---------
                                                                                                        7,901,792        1.04
                                                                                                     ------------   ---------

  INFORMATION TECHNOLOGY SERVICES
  The Relizon Co., Term Loan B, 4.26%, 2/20/11                                          2,293,750       2,306,653        0.31
  Transfirst Holdings, Term Loan B, 5.18%, 3/31/10                                      2,500,000       2,521,875        0.33
  Verifone Inc., Term Loan B, 4.18%, 6/30/11                                            1,000,000       1,014,375        0.13
  Worldspan, Term Loan, 4.938 - 5.125%, 6/30/07                                           597,950         602,061        0.08
  Xerox Corp., Term Loan, 3.34%, 9/30/08                                                4,500,000       4,527,657        0.60
                                                                                                     ------------   ---------
                                                                                                       10,972,621        1.45
                                                                                                     ------------   ---------

  INVESTMENT BANKS/BROKERS
c Refco Group Ltd. LLC, Term Loan B, 4.23%, 7/28/11                                     4,250,000       4,255,313        0.56
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  LIFE/HEALTH INSURANCE
  Conseco Inc., Term Loan, 5.426%, 6/22/10                                           $  4,000,000    $  4,061,252        0.54
                                                                                                     ------------   ---------

  MAJOR TELECOMMUNICATIONS
  Alec Holdings Inc., Term Loan B, 4.875%, 8/20/10                                      1,990,000       2,009,486        0.27
  Cincinnati Bell Inc., Term Loan D, 3.90 - 4.08%, 6/30/08                                897,501         908,271        0.12
  Consolidated Communications Inc., Term Loan B, 4.008 - 4.336%, 10/14/11               1,000,000       1,019,063        0.13
  Qwest Corp., Term Loan, 6.50%, 6/30/07                                                1,000,000       1,039,063        0.14
                                                                                                     ------------   ---------
                                                                                                        4,975,883        0.66
                                                                                                     ------------   ---------

  MANAGED HEALTH CARE
  Multiplan Inc., Term Loan, 4.34%, 3/04/09                                             3,241,875       3,274,294        0.43
  Pacificare Health Systems Inc., Term Loan, 3.709%, 6/03/08                              990,000       1,007,325        0.13
                                                                                                     ------------   ---------
                                                                                                        4,281,619        0.56
                                                                                                     ------------   ---------

  MARINE SHIPPING
  Horizon Lines LLC, Term Loan, 4.60%, 7/07/11                                          2,000,000       2,036,876        0.27
  Moran Transportation Co., Term Loan B, 4.586%, 8/08/09                                1,987,481       2,009,840        0.26
  United States Shipping LLC, Term Loan, 3.836 - 4.12%, 4/08/10                         1,467,593       1,481,351        0.20
                                                                                                     ------------   ---------
                                                                                                        5,528,067        0.73
                                                                                                     ------------   ---------

  MEDIA CONGLOMERATES
  Canwest Media Inc., Term Loan E, 3.66%, 5/15/09 (Canada)                              1,484,615       1,499,506        0.20
                                                                                                     ------------   ---------

  MEDICAL DISTRIBUTORS
  VWR International Inc., Term Loan B, 3.77%, 4/07/11                                   3,203,667       3,268,141        0.43
                                                                                                     ------------   ---------

  MEDICAL SPECIALTIES
  Advanced Medical Optics, Term Loan B, 3.831 - 4.09%, 6/26/09                          1,250,000       1,269,922        0.17
  Fresenius Medical Care, Term Loan D, 2.74 - 3.086%, 2/21/10                             997,500       1,007,371        0.13
  Kinetic Concepts Inc., Term Loan B, 3.59%, 8/11/10                                    1,242,500       1,258,329        0.17
  Medex Inc., Term Loan B, 4.38%, 5/21/09                                                 990,000         999,436        0.13
  PerkinElmer Inc., Term Loan B, 3.44%, 12/26/08                                          585,817         592,652        0.08
                                                                                                     ------------   ---------
                                                                                                        5,127,710        0.68
                                                                                                     ------------   ---------

  MEDICAL/NURSING SERVICES
  Alliance Imaging Inc., Term Loan C, 3.563 - 4.063%, 11/30/08                          1,590,068       1,583,609        0.21
  AMN Healthcare Services Inc., Term Loan B, 4.59%, 10/02/08                            1,662,500       1,672,890        0.22
  Cross Country Healthcare Inc., Term Loan, 4.55 - 4.73%, 6/05/09                         536,011         545,559        0.07
  DaVita Inc., Term Loan B, 3.16 - 3.98%, 6/30/10                                       3,967,618       4,014,024        0.53
  Insight Health Services, Term Loan B, 5.086%, 10/17/08                                2,468,641       2,484,070        0.33
  MedQuest Inc., Term Loan B, 5.34%, 7/31/09                                              990,000         997,425        0.13
  Sheridan Healthcare, Term Loan B, 3.929 - 4.23%, 3/31/10                                987,500         999,844        0.13
  Team Health Inc., Term Loan B, 4.84%, 3/23/11                                         3,067,502       3,103,929        0.41
                                                                                                     ------------   ---------
                                                                                                       15,401,350        2.03
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  MISCELLANEOUS COMMERCIAL SERVICES
c Buhrmann US Inc., Term Loan C1, 3.96%, 12/02/10                                    $  4,000,000    $  4,060,960        0.54
  Corrections Corp. of America, Term Loan D, 3.49 - 3.91%, 3/31/08                        984,773       1,000,468        0.13
  DS Waters Enterprises LP, Term Loan, 4.336 - 4.62%, 11/07/09                          4,977,264       4,916,607        0.65
  Global Imaging Systems Inc., Term Loan B, 3.24 - 3.59%, 5/15/10                       1,987,519       2,009,878        0.27
  JohnsonDiversey Inc., Term Loan B, 3.38 - 3.619%, 5/03/08                               844,354         858,814        0.11
  Language Line LLC, Term Loan B, 5.66%, 6/11/11                                        1,750,000       1,759,712        0.23
c Mitchell, Term Loan B, 4.65%, 7/30/11                                                 1,000,000       1,008,438        0.13
  US Investigations Services Inc., Term Loan C, 5.04%, 1/10/09                          1,341,514       1,343,191        0.18
                                                                                                     ------------   ---------
                                                                                                       16,958,068        2.24
                                                                                                     ------------   ---------

  MISCELLANEOUS MANUFACTURING
  Day International Group Inc., Term Loan D, 4.98 - 5.09%, 1/01/10                        924,250         931,760        0.12
  Douglas Dynamics, Term Loan B, 3.57 - 4.43%, 3/30/10                                    998,083       1,010,559        0.13
  Mueller Group, Term Loan, 4.55 - 4.93%, 4/14/11                                       3,779,817       3,818,798        0.51
  Norcross Safety Products, Term Loan, 4.90%, 3/20/09                                     756,731         763,116        0.10
  Vutek Inc., Term Loan B, 6.75%, 6/23/10                                               1,000,000       1,009,375        0.13
                                                                                                     ------------   ---------
                                                                                                        7,533,608        0.99
                                                                                                     ------------   ---------

  MOVIES/ENTERTAINMENT
  24 Hour Fitness Inc., Term Loan, 5.125%, 7/01/09                                        995,000         997,487        0.13
  Carmike Cinemas Inc., Term Loan, 4.41%, 2/02/09                                       1,592,000       1,630,805        0.22
  CH Operating LLC, Term Loan B, 5.813 - 6.188%, 6/21/07                                  448,276         453,879        0.06
  Cinram International,
     Term Loan B, 5.09%, 9/30/09 (Canada)                                               1,975,400       2,009,353        0.27
     Term Loan C, 7.09%, 3/31/10 (Canada)                                               1,965,395       1,989,350        0.26
  Detroit Red Wings Inc., Term Loan, 3.836%, 8/30/06                                      915,891         918,180        0.12
  Hollywood Entertainment Corp., Term Loan, 4.97 - 6.50%, 3/31/08                         625,000         628,646        0.08
c Loews Cineplex Entertainment Corp., Term Loan B, 3.764 - 3.94%, 7/30/11               1,500,000       1,516,500        0.20
  Metro-Goldwyn-Mayer Studios Inc., Term Loan B, 3.98%, 4/30/11                         4,000,000       4,024,000        0.53
  Mets II LLC, Term Loan, 4.69%, 8/23/05                                                1,000,000       1,007,500        0.13
  Minnesota Hockey Ventures Group LP Holding Co., Term Loan, 5.66%, 12/29/08            1,350,000       1,346,625        0.18
  Minnesota Wild Hockey Club LP Option Co., Term Loan, 3.91%, 12/29/08                  1,000,000       1,003,750        0.13
  New Jersey Basketball LLC, Term Loan, 6.25%, 10/15/04                                 4,000,000       4,003,920        0.53
  Rainbow Media Holdings Inc., Term Loan C, 3.70%, 12/31/09                             7,964,913       7,998,931        1.06
  Regal Cinemas Inc., Term Loan B, 3.49 - 3.696%, 11/10/10                              8,221,174       8,329,077        1.10
  Six Flags Theme Parks, Term Loan B, 3.87%, 6/30/09                                    3,304,866       3,346,177        0.44
c Warner Music, Term Loan B, 4.025 - 4.319%, 2/28/11                                    8,987,500       9,128,730        1.20
  Yankee Holdings, Term Loan, 3.86 - 4.10%, 6/25/07                                       392,857         397,768        0.05
  Yankee Nets, Term Loan, 3.933 - 4.15%, 6/25/07                                          857,143         867,857        0.11
                                                                                                     ------------   ---------
                                                                                                       51,598,535        6.80
                                                                                                     ------------   ---------

  OIL & GAS PIPELINES
  Magellan Midstream Holdings LP, Term Loan B, 4.65%, 6/17/08                             557,141         565,498        0.08
  Vulcan Energy Corp., Term Loan B, 6.00%, 4/30/10                                      1,600,000       1,623,000        0.21
                                                                                                     ------------   ---------
                                                                                                        2,188,498        0.29
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  OIL & GAS PRODUCTION
c Pride Offshore Inc., Term Loan B, 3.34%, 7/07/11                                   $  1,000,000    $  1,013,750        0.14
  Williams Production RMT Co., Term Loan C, 3.72%, 5/30/08                                990,025         999,024        0.13
                                                                                                     ------------   ---------
                                                                                                        2,012,774        0.27
                                                                                                     ------------   ---------

  OIL REFINING/MARKETING
  Getty Petroleum Marketing, Term Loan B, 4.84%, 5/18/10                                1,000,000       1,016,875        0.13
  La Grange Acquisition LP, Term Loan, 4.14 - 4.41%, 1/08/08                            3,000,000       3,047,814        0.40
  Lyondell-Citgo Refining LP, Term Loan, 3.79 - 4.37%, 5/21/07                          4,750,000       4,845,000        0.64
  Tesoro Petroleum Corp.,
     L/C Term Loan, 7.10%, 4/30/07                                                      1,000,000       1,005,000        0.13
     Term Loan, 6.88 - 6.91%, 4/15/08                                                     987,500       1,018,977        0.14
                                                                                                     ------------   ---------
                                                                                                       10,933,666        1.44
                                                                                                     ------------   ---------

  OTHER CONSUMER SERVICES
  Alderwoods Group Inc., Term Loan B, 4.10 - 4.20%, 9/12/08                               775,285         787,884        0.10
  Coinstar Inc., Term Loan, 3.84%, 7/01/11                                              1,000,000       1,017,500        0.13
  Travelcenters of America Inc., Term Loan B, 4.43 - 5.12%, 11/14/08                      874,867         886,531        0.12
  Veterinary Centers of America Inc., Term Loan E, 3.625%, 9/20/08                        748,125         761,919        0.10
                                                                                                     ------------   ---------
                                                                                                        3,453,834        0.45
                                                                                                     ------------   ---------

  OTHER CONSUMER SPECIALTIES
  American Acheivement Corp., Term Loan B, 3.82 - 5.75%, 3/22/11                          997,500       1,013,398        0.14
  American Safety Razor Co., First Lien Term Loan, 4.55 - 4.84%, 4/22/11                  997,500       1,009,345        0.13
  Home Interiors & Gifts Inc., Term Loan, 5.41%, 4/02/11                                1,984,375       1,919,264        0.25
  Jarden Corp., Term Loan B, 5.75%, 4/24/08                                             2,488,750       2,518,304        0.33
  Sola International Inc., Term Loan, 4.09%, 12/05/09                                     987,500       1,003,547        0.13
  Solo Cup Co., Term Loan B, 3.84 - 4.086%, 2/23/11                                     7,992,500       8,095,739        1.07
                                                                                                     ------------   ---------
                                                                                                       15,559,597        2.05
                                                                                                     ------------   ---------

  OTHER TRANSPORTATION
c Great Lakes Dredge & Dock Corp., Term Loan B, 4.14 - 4.87%, 12/19/10                  1,958,541       1,958,541        0.26
  Laidlaw International Inc., Term Loan B, 5.50%, 6/17/09                               2,888,776       2,944,746        0.39
  Pacer International Inc., Term Loan, 4.125 - 4.875%, 6/06/10                            717,647         727,963        0.10
  Transcore Holdings Inc.,

     Term Loan B, 4.823 - 6.00%, 12/03/07                                               2,926,694       2,963,278        0.39
     Term Loan C, 4.93 - 6.00%, 12/03/07                                                  992,500       1,004,906        0.13
                                                                                                     ------------   ---------
                                                                                                        9,599,434        1.27
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  PERSONNEL SERVICES
c Allied Security Holdings LLC, Term Loan B, 7.50%, 8/02/10                          $  1,000,000    $  1,007,500        0.13
                                                                                                     ------------   ---------

  PUBLISHING: BOOKS/MAGAZINES
  Advanstar Communications, Term Loan B, 5.78%, 10/11/07                                   69,699          70,149        0.01
  CBD Media LLC, Term Loan C, 3.61%, 12/31/09                                             887,500         889,568        0.12
  DEX Media West LLC, Term Loan B, 3.61 - 3.84%, 3/09/10                                2,704,342       2,758,147        0.36
  F&W Publications Inc., Term Loan B, 4.93%, 12/31/09                                   2,251,614       2,275,538        0.30
  Primedia Inc., Term Loan B, 4.25%, 6/30/09                                            2,373,712       2,283,511        0.30
  R.H. Donnelley Corp., Term Loan B2, 3.63 - 3.86%, 6/30/10                               985,259         998,304        0.13
c Transwestern Publishing Co., Term Loan B, 3.375 - 3.938%, 2/25/11                     6,820,989       6,912,649        0.91
  Weekly Reader, Second Lien Term Loan, 6.761%, 3/23/09                                 2,000,000       2,001,250        0.27
                                                                                                     ------------   ---------
                                                                                                       18,189,116        2.40
                                                                                                     ------------   ---------

  PUBLISHING: NEWSPAPERS
  Freedom Communications, Term Loan B, 3.28 - 3.34%, 5/17/09                            2,500,000       2,541,015        0.34
  Medianews Group Inc., Term Loan B, 3.48%, 12/30/10                                      995,000       1,009,096        0.13
                                                                                                     ------------   ---------
                                                                                                        3,550,111        0.47
                                                                                                     ------------   ---------

  PULP & PAPER
  Appleton Papers Inc., Term Loan B, 3.66 - 3.79%, 6/01/10                              1,900,000       1,925,234        0.25
c Intertape Polymer Group Inc., Term Loan B, 5.75%, 8/01/11                             1,800,000       1,815,750        0.24
  Koch Cellulose LLC,
     L/C Term Loan, 3.108%, 5/03/11                                                       692,603         702,560        0.09
     Term Loan B, 3.83%, 5/03/11                                                        2,800,378       2,840,633        0.38
                                                                                                     ------------   ---------
                                                                                                        7,284,177        0.96
                                                                                                     ------------   ---------

  RAILROADS
  Kansas City Southern Railway Co., Term Loan B, 3.48 - 3.578%, 3/30/08                 1,396,500       1,417,157        0.19
                                                                                                     ------------   ---------

  REAL ESTATE INVESTMENT TRUSTS
c Crescent Real Estate Funding XII, Term Loan, 3.61 - 3.742%, 1/12/06                   5,628,437       5,688,239        0.75
  Newkirk Master LP, Term Loan, 5.98 - 6.37%, 11/24/06                                  1,698,095       1,714,546        0.23
                                                                                                     ------------   ---------
                                                                                                        7,402,785        0.98
                                                                                                     ------------   ---------

  RECREATIONAL PRODUCTS
  Amscan Holdings Inc., Term Loan B, 4.13 - 4.35%, 4/30/12                              1,000,000       1,016,250        0.14
  BRP Holdings LP, Term Loan, 4.18%, 12/18/10                                           5,970,000       6,061,419        0.80
  PlayPower Inc., Term Loan, 5.75%, 2/07/10                                               925,000         929,625        0.12
  Pure Fishing Inc., Term Loan B, 4.57 - 4.85%, 9/12/11                                 2,992,500       3,041,068        0.40
  True Temper Sports Inc., Term Loan, 3.65 - 3.86%, 3/15/11                             2,992,500       3,029,906        0.40
                                                                                                     ------------   ---------
                                                                                                       14,078,268        1.86
                                                                                                     ------------   ---------

  RESTAURANTS
  CKE Restaurants Inc., Term Loan, 4.375%, 4/30/09                                      3,469,130       3,534,177        0.46
  Dominos Inc., Term Loan, 3.875%, 6/25/10                                              1,714,796       1,744,537        0.23
  Jack In The Box Inc., Term Loan B, 3.59 - 4.23%, 12/19/10                             1,990,000       2,018,606        0.27
                                                                                                     ------------   ---------
                                                                                                        7,297,320        0.96
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  SEMICONDUCTORS
  Fairchild Semiconductor Corp., Term Loan, 4.125%, 6/19/08                          $    990,000    $  1,003,613        0.13
                                                                                                     ------------   ---------

  SERVICES TO THE HEALTH INDUSTRY
c Accredo Health Inc., Term Loan B, 3.61%, 8/02/11                                      2,200,000       2,220,625        0.29
  Quintiles Transnational Corp., Term Loan B, 5.70 - 5.84%, 9/25/09                     1,985,000       2,019,737        0.27
  Sterigenics International Inc., Term Loan B, 4.86%, 6/08/11                           1,500,000       1,518,750        0.20
                                                                                                     ------------   ---------
                                                                                                        5,759,112        0.76
                                                                                                     ------------   ---------

  SPECIALTY STORES
  CSK Auto Inc., Term Loan B, 3.85%, 6/20/09                                              995,000       1,000,054        0.13
  Pantry Inc., Term Loan, 4.09%, 3/12/11                                                2,525,431       2,565,116        0.34
  PETCO Animal Supplies Inc., Term Loan D, 3.98%, 10/02/08                                989,965       1,003,268        0.13
                                                                                                     ------------   ---------
                                                                                                        4,568,438        0.60
                                                                                                     ------------   ---------

  SPECIALTY TELECOMMUNICATIONS

  D&E Communications Inc., Term Loan B, 4.03 - 4.20%, 12/31/11                          2,089,444       2,119,480        0.28
  GCI Holdings Inc., Term Loan, 3.689%, 10/30/04                                        1,405,142       1,421,610        0.19
c Valor Telecommunications, Term Loan B, 3.87 - 3.98%, 9/30/09                          6,500,000       6,599,535        0.87
                                                                                                     ------------   ---------
                                                                                                       10,140,625        1.34
                                                                                                     ------------   ---------

  TOBACCO
  Commonwealth Brands Inc., Term Loan, 5.563%, 8/22/07                                    415,750         423,026        0.05
                                                                                                     ------------   ---------

  TRUCKING
  Comcar Industries, Term Loan B, 6.42 - 8.25%, 12/31/09                                1,492,500       1,485,038        0.20
  Flexi-Van Leasing Inc., Term Loan B, 3.10 - 3.13%, 9/20/07                              374,196         375,833        0.05
  Kenan Advantage, Term Loan, 5.05%, 6/30/10                                            1,000,000       1,012,500        0.13
  Yellow Corp.,
     L/C Term Loan, 1.293%, 5/24/07                                                     2,636,364       2,660,257        0.35
     Term Loan, 3.23%, 5/24/07                                                            584,416         589,712        0.08
                                                                                                     ------------   ---------
                                                                                                        6,123,340        0.81
                                                                                                     ------------   ---------

  WHOLESALE DISTRIBUTORS
  Interline Brands, Term Loan B, 4.98 - 5.086%, 11/30/09                                  950,000         956,531        0.13
  National Waterworks Inc., Term Loan B, 4.34%, 11/22/09                                  948,980         962,621        0.13
  Nebraska Book Co., Term Loan B, 3.91%, 3/04/11                                          997,500       1,009,346        0.13
                                                                                                     ------------   ---------
                                                                                                        2,928,498        0.39
                                                                                                     ------------   ---------

  WIRELESS COMMUNICATIONS
  AAT Communications Corp., Term Loan B, 4.14%, 12/31/11                                5,000,000       5,062,500        0.67

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

                                                                                       PRINCIPAL                      % OF
                                                                                         AMOUNT          VALUE     NET ASSETS
  ---------------------------------------------------------------------------------------------------------------------------
  American Tower Corp., Term Loan B, 3.70%, 8/31/11                                  $  2,250,000    $  2,285,860        0.30
  Crown Castle Operating Co., Term Loan B, 5.09%, 9/30/10                               2,972,538       2,985,129        0.39
  Dobson Cellular Systems Inc., Term Loan, 4.91 - 4.92%, 3/31/10                        2,407,403       2,415,302        0.32
  Nextel Finance Inc., Term Loan E, 3.813%, 12/15/10                                      995,000       1,002,949        0.13
  Nextel Partners Inc., Term Loan C, 4.00%, 5/31/11                                     6,000,000       6,104,250        0.81
d SBA Communications Corp., Term Loan, 4.65 - 5.37%, 10/31/08                           3,344,374       3,375,955        0.46
  Spectrasite Communications Inc., Term Loan C, 3.93%, 2/22/07                            998,182       1,010,130        0.13
                                                                                                     ------------   ---------
                                                                                                       24,242,075        3.21
                                                                                                     ------------   ---------

  TOTAL SENIOR FLOATING RATE INTERESTS (COST $673,232,000)                            682,745,367     678,883,723       89.57
                                                                                                     ------------   ---------

  COMMON STOCKS                                                                          SHARES
                                                                                     ------------
  SPECIALTY TELECOMMUNICATIONS
a Global Crossing Ltd.                                                                        539         $10,133        0.00
                                                                                                     ------------   ---------

  WIRELESS COMMUNICATIONS
a Arch Wireless Inc.                                                                           52           1,467        0.00
                                                                                                     ------------   ---------

  TOTAL COMMON STOCKS (COST $19,135)                                                                       11,600        0.00
                                                                                                     ------------   ---------
  TOTAL LONG TERM INVESTMENTS (COST $681,375,101)                                                     687,114,948       90.65
                                                                                                     ------------   ---------

 e REPURCHASE AGREEMENT (COST $148,658,441)                                            PRINCIPAL
                                                                                        AMOUNT
                                                                                     ------------
  Joint Repurchase Agreement, 1.320%, 8/02/04 (Maturity Value $148,674,796)           148,658,441     148,658,441       19.61
                                                                                                     ------------   ---------
   ABN AMRO Bank, N.V., New York Branch (Maturity Value $14,607,299)
   Banc of America Securities LLC (Maturity Value $14,607,299)
   Barclays Capital Inc. (Maturity Value $14,607,299)
   Bear, Stearns & Co. Inc. (Maturity Value $6,494,112)
   BNP Paribas Securities Corp. (Maturity Value $14,607,299)
   Deutsche Bank Securities Inc. (Maturity Value $14,607,299)
   Goldman, Sachs & Co. (Maturity Value $14,607,299)
   Greenwich Capital Markets Inc. (Maturity Value $14,607,299)
   Lehman Brothers Inc. (Maturity Value $10,714,993)
   Morgan Stanley & Co. Inc. (Maturity Value $14,607,299)
   UBS Securities LLC (Maturity Value $14,607,299)
    Collateralized by U.S. Government Agency Securities, 1.260% - 7.125%,
      8/11/04 - 6/15/09, U.S. Treasury Bonds, 9.375%, 2/15/06, and
      U.S. Treasury Notes, 1.625% - 7.500%, 2/15/05 - 6/15/09
  TOTAL INVESTMENTS (COST $830,033,542)                                                               835,773,389      110.26
  OTHER ASSETS, LESS LIABILITIES                                                                      (77,786,677)     (10.26)
                                                                                                     ------------   ---------
  NET ASSETS                                                                                         $757,986,712      100.00
                                                                                                     ------------   ---------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

  aNon-income producing.
  bSee Note 1(d) regarding senior floating rate interests.
  cSee Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.
  dSee Note 9 regarding unfunded loan commitments.
  eSee Note 1(b) regarding joint repurchase agreement.
  fSee Note 12 regarding fund litigation.

  GLOSSARY OF TERMS
  DIP - Debtor-In-Possession
  L/C - Line of Credit
  LLC - Limited Liability Corp.
  LP - Limited Partnership

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2004

Assets:
   Investments in securities:
     Cost                                                         $681,375,101
                                                                  ------------
     Value                                                         687,114,948
   Repurchase agreement, at value and cost                         148,658,441
   Cash                                                              2,812,552
   Receivables:
     Investment securities sold                                      3,288,996
     Capital shares sold                                             2,066,351
     Interest                                                        2,095,297
   Unrealized gain on unfunded commitments (Note 9)                     19,246
   Other assets                                                          7,102
                                                                  ------------
       Total assets                                                846,062,933
                                                                  ------------
Liabilities:
   Payables:
     Investment securities purchased                                85,705,936
     Affiliates                                                        327,392
   Distributions to shareholders                                     2,013,617
   Other liabilities                                                    29,276
                                                                  ------------
       Total liabilities                                            88,076,221
                                                                  ------------
         Net assets, at value                                     $757,986,712
                                                                  ------------
Net assets consist of:
   Distributions in excess of net investment income               $   (142,575)
   Net unrealized appreciation (depreciation)                        5,757,313
   Accumulated net realized gain (loss)                             (9,023,404)
   Capital shares                                                  761,395,378
                                                                  ------------
         Net assets, at value                                     $757,986,712
                                                                  ------------
Net asset value and maximum offering price per share
($757,986,712 -:- 77,037,652 shares outstanding)                  $       9.84
                                                                  ------------

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2004

Investment income:
  Interest                                                          $17,191,478
                                                                    -----------
Expenses:
  Management fees (Note 4)                                            3,488,943
  Administrative fees (Note 4)                                          618,229
  Custodian fees                                                          8,634
  Professional fees                                                      73,847
  Other                                                                  94,909
                                                                    -----------
    Total expenses
                                                                      4,284,562
    Expense reductions (Note 5)                                          (3,366)
    Expenses waived/paid by affiliate (Note 4)                       (1,657,461)
                                                                    -----------
      Net expenses                                                    2,623,735
                                                                    -----------
        Net investment income                                        14,567,743
                                                                    -----------
Realized and unrealized gains (losses):
    Net realized gain (loss) from investments                           770,172
    Net unrealized appreciation (depreciation) on investments         5,403,365
                                                                    -----------
Net realized and unrealized gain (loss)                               6,173,537
                                                                    -----------
Net increase (decrease) in net assets resulting from operations     $20,741,280
                                                                    -----------

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED JULY 31, 2004 AND 2003

                                                                                                 2004                 2003
                                                                                            ---------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income                                                                   $ 14,567,743         $  9,868,757
    Net realized gain (loss) from investments                                                    770,172           (6,995,225)
    Net unrealized appreciation (depreciation) on investments                                  5,403,365            8,380,408
                                                                                            ---------------------------------
      Net increase (decrease) in net assets resulting from operations
                                                                                              20,741,280           11,253,940
  Distributions to shareholders from net investment income                                   (14,725,533)          (9,890,428)
  Capital share transactions (Note 2)                                                        533,324,229          (48,656,880)
                                                                                            ---------------------------------
      Net increase (decrease) in net assets                                                  539,339,976          (47,293,368)
Net assets:
  Beginning of year                                                                          218,646,736          265,940,104
                                                                                            ---------------------------------
  End of year                                                                               $757,986,712         $218,646,736
                                                                                            ---------------------------------
Distributions in excess of net investment income:
  End of year                                                                               $   (142,575)        $    (23,123)
                                                                                            ---------------------------------

                       See notes to financial statements.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Franklin Floating Rate Master Trust (the Trust) is registered under the Investment Company Act of 1940 as a non-diversified, open-ended investment company. The Trust is organized as a partnership and consists of one series, the Franklin Floating Rate Master Series (the Fund). Shares of the Fund are issued in the form of partnership interests and are exempt from registration under the Securities Act of 1933. The Fund seeks current income and preservation of capital. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

The Fund invests primarily in senior secured corporate loans and senior secured debt that meet credit standards established by Franklin Advisers Inc. Debt securities, other over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices by independent pricing services or recognized dealers in such securities. Securities listed or traded on a recognized national exchange are valued at the last reported sales price. Securities listed or traded on NASDAQ are valued at their official closing price. If events occur that materially affect the values of securities after the prices are determined, but prior to 4:00 p.m. Eastern time or the close of trading on the NYSE, whichever is earlier, or if market quotations are deemed not readily available or reliable, the securities will be valued at fair value. Short-term securities are valued at amortized cost which approximates current value. All security valuation procedures are approved by the Board of Trustees.

B. JOINT REPURCHASE AGREEMENT

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account to be used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the Fund based on its pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund's custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At July 31, 2004, all repurchase agreements had been entered into on July 30, 2004.

C. SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date.

D. SENIOR FLOATING RATE INTERESTS

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

E. INCOME TAXES

No provision has been made for income taxes because all income and expenses are allocated to the partners for inclusion in their individual income tax returns. Fund distributions to shareholders are determined on a tax basis and may differ from net investment income and realized gains for financial reporting purposes.

F. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Facility fees are recognized as income over the expected term of the loan. The Fund's net investment income is proportionally allocated to the partners daily and distributed monthly.

G. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At July 31, 2004, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:


                                                             Year Ended July 31,
                         --------------------------------------------------------------------------------------------
                                               2004                                          2003
                         --------------------------------------------------------------------------------------------
                              Shares                  Amount                   Shares                Amount
                         --------------------------------------------------------------------------------------------
Shares sold                 57,549,828            $563,299,502               5,371,074            $  51,648,778
Shares redeemed             (3,071,659)            (29,975,273)            (10,574,183)            (100,305,658)
                         --------------------------------------------------------------------------------------------
Net increase (decrease)     54,478,169            $533,324,229              (5,203,109)           $ (48,656,880)
                         --------------------------------------------------------------------------------------------


3. REVOLVING CREDIT FACILITY

The Fund participates in a $200 million senior unsecured revolving credit facility to fund shareholder redemptions or meet unfunded loan commitments. The facility agreement ends on December 20, 2004. Interest is charged at the Federal Funds Rate plus .50%. Facility fees paid are amortized on a straight line basis over the term of the commitment. Annual commitment fees of .09% are charged on the unused portion of the facility and allocated among the participating funds based on net assets.

During the year ended July 31, 2004, the Fund did not utilize the facility.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Fund are also officers and/or directors of the following entities:

ENTITY                                                    AFFILIATION
--------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                         Investment manager
Franklin Templeton Services LLC (FT Services)             Administrative manager
Franklin/Templeton Investor Services LLC                  Transfer agent
  (Investor Services)
Franklin/Templeton Distributors Inc. (Distributors)       Principal underwriter


The Fund pays an investment management fee to Advisers of .80% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the daily net assets of the Fund as follows:

  ANNUALIZED
   FEE RATE    NET ASSETS
------------------------------------------------------------------
   .150%       First $200 million
   .135%       Over $200 million, up to and including $700 million
   .100%       Over $700 million, up to and including $1.2 billion
   .075%       In excess of $1.2 billion

FT Services and Advisers agreed in advance to voluntarily waive administrative fees. Additionally FT Services and Advisors agreed in advance to voluntarily waive a portion of management fees, as noted in the Statement of Operations. Total expenses waived by FT Services and Advisers are not subject to reimbursement by the Fund subsequent to the Fund's fiscal year end.

At July 31, 2004, the shares of the Fund were owned by the following entities:

                                                                   PERCENTAGE OF
                                                                    OUTSTANDING
                    ENTITY                            SHARES           SHARES
--------------------------------------------------------------------------------
Franklin Floating Rate Fund PLC                     77,017,652           99.98%
Franklin Resources Inc.                                 10,000             .01%
Templeton Investment Counsel Inc.                       10,000             .01%
                                                    ----------------------------
TOTAL                                               77,037,652          100.00%
                                                    ----------------------------

5. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended July 31, 2004, the custodian fees were reduced as noted in the Statement of Operations.

6. INCOME TAXES

At July 31, 2004, net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes of $830,096,997 was as follows:

Unrealized appreciation                                              $6,333,161
Unrealized depreciation                                                (656,769)
                                                                     -----------
Net unrealized appreciation (depreciation)                           $5,676,392
                                                                     -----------

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of organization costs and bond premiums

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of bond premiums and wash sales.


7. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended July 31, 2004 aggregated $711,290,832 and $212,697,951, respectively.

At July 31, 2004, the Fund did not participate in any soft commission arrangements.

8. CREDIT RISK

The Fund has 80.21% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities.

9. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion.

At July 31, 2004, unfunded commitments were as follows:

                                                                       Unfunded
Borrower                                                              Commitment
--------------------------------------------------------------------------------
Celanese AG, Term Loan                                                 $620,369
Envirosolutions Inc., Delay Draw                                        818,182
New Jersey Devils LLC, Term Loan                                      2,000,000
SBA Communications Corp., Term Loan                                     403,846
                                                                     ----------
                                                                     $3,842,397
                                                                     ----------

Unfunded loan commitments are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Notes to Financial Statements (continued)

10. PARTNERSHIP DISTRIBUTIONS

For the year ended July 31, 2004, the Fund made the following distributions:

          Payment Date                Amount Per Share
------------------------------------------------------
             8/29/03                     $0.030857
             9/30/03                     $0.029927
            10/31/03                     $0.030294
            11/28/03                     $0.030032
            12/31/03                     $0.028570
             1/30/04                     $0.027523
             2/27/04                     $0.029191
             3/31/04                     $0.026043
             4/30/04                     $0.025618
             5/28/04                     $0.025470
             6/30/04                     $0.024574
             7/30/04                     $0.026934


Daily distribution information is available at the registered office upon request.

11. OTHER CONSIDERATIONS

Advisers, as the Fund's Manager, may serve as a member of various bondholders' steering committees, on credit committees, or may represent the Fund in certain corporate restructuring negotiations. Currently the Manager serves in one or more of these capacities for Adelphia Communications Corp. As a result of this involvement, Advisers may be in possession of certain material non-public information. If the Fund's Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

12. FUND LITIGATION

On July 6, 2003, Adelphia Communications Corp. ("Adelphia") and related parties, along with its Official Committee of Unsecured Creditors, filed and adversary proceeding in the Adelphia bankruptcy case in the U.S. Bankruptcy Court (SDNY) against more than 360 banks, financial services companies, insurance companies, investment banks, mutual funds and other parties that had arranged for the sale of, or purchased the bank debt of, Adelphia or its related parties. Named Defendants included Franklin Advisers Inc., Franklin CLOs I - III, Franklin Floating Rate Daily Access Fund, Franklin Floating Rate Master Series, and Franklin Floating Rate Trust.

The Complaint alleges that the purchasers of this bank debt knew, or should have known, that the loan proceeds would not benefit Adelphia, but instead would be used to enrich Adelphia insiders. It seeks avoidance of the loans and recovery of intentionally fraudulent transfers.

Discovery for this case has been stayed and pending motions have not been ruled upon. Thus, it is not possible to predict its outcome at this early stage of the proceedings. However, management of the Funds does not expect that the result will have a material adverse effect on the financial condition of the Funds.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Notes to Financial Statements (continued)

13. REGULATORY MATTERS

MASSACHUSETTS ADMINISTRATIVE PROCEEDING
On February 4, 2004, the Securities Division of the Office of the Secretary of the Commonwealth of Massachusetts filed an administrative complaint against Franklin Resources, Inc. and certain of its subsidiaries (the "Company") claiming violations of the Massachusetts Uniform Securities Act ("Massachusetts Act") with respect to an alleged arrangement to permit market timing (the "Mass. Proceeding"). On February 17, 2004, the Company filed an answer denying all violations of the Massachusetts Act.

U.S. SECURITIES AND EXCHANGE COMMISSION (SEC) SETTLEMENT
On August 2, 2004, the Company announced that an agreement had been reached by the Fund's investment manager with the SEC that resolved the issues resulting from the SEC's investigation of market timing activity. The SEC issued an "order instituting administrative and cease-and-desist proceedings pursuant to sections 203(e) and 203(k) of the Investment Advisers Act of 1940 and sections 9(b) and 9(f) of the Investment Company Act of 1940, making findings and imposing remedial sanctions and a cease and desist order" (the "Order"). The SEC's Order concerns the activities of a limited number of third parties that ended in 2000 and those that are the subject of the Mass. Proceeding described above.

Under the terms of the SEC's Order, pursuant to which the Fund's investment manager neither admits nor denies any wrongdoing, the Fund's investment manager has agreed to pay $50 million, of which $20 million is a civil penalty, to be distributed to certain fund shareholders in accordance with a plan to be developed by an Independent Distribution Consultant. At this time, it is unclear whether shareholders of all funds will receive distributions or whether all shareholders of any particular fund will receive distributions. The SEC Order also requires the Fund's investment manager to, among other things, enhance and periodically review compliance policies and procedures.

OTHER GOVERNMENTAL INVESTIGATIONS
As part of ongoing investigations by the SEC, the U.S. Attorney for the Northern District of California, the New York Attorney General, the California Attorney General, the U.S. Attorney for the District of Massachusetts, the Florida Department of Financial Services and the Commissioner of Securities, the West Virginia Attorney General, the Vermont Department of Banking, Insurance, Securities, and Health Care Administration and the National Association of Securities Dealers, relating to certain practices in the mutual fund industry, including late trading, market timing and payments to securities dealers who sell fund shares, the Company and its subsidiaries, as well as certain current or former executives and employees of the Company, have received requests for information and/or subpoenas to testify or produce documents. The Company has been providing documents and information in response to these requests and subpoenas. In addition, the Company has responded to requests for similar kinds of information from regulatory authorities in some of the foreign countries where the Company conducts its global asset management business.

The Staff of the SEC has also informed the Company that it is considering recommending a civil action or proceeding against the Fund's investment manager and the Fund's principal underwriter concerning payments to securities dealers who sell fund shares (commonly referred to as "revenue sharing"). The staff of the California Attorney General's Office (CAGO) also has advised the Company that it is authorized to bring a civil action against Franklin Resources, Inc. and the Fund's principal underwriter arising from the same events. Even though the Company currently believes that the charges the SEC staff and CAGO staff are contemplating are unwarranted, it also believes that it is in the best interest of the Company and fund shareholders to resolve these issues voluntarily, to the extent the Company can reasonably do so.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Notes to Financial Statements (continued)

OTHER LEGAL PROCEEDINGS
The Fund, in addition to other entities within Franklin
Templeton Investments, including the Company and certain of its subsidiaries, other funds, and current and former officers, employees, and directors have been named in multiple lawsuits in different federal courts in Nevada, California, Illinois, New York and Florida, alleging violations of various federal securities laws and seeking, among other things, monetary damages and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain funds managed by Company subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Mass. Proceeding detailed above. The lawsuits are styled as class actions or derivative actions on behalf of either the named Funds or the Company.

In addition, the Company and certain of its subsidiaries, as well as certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of directed brokerage payments and/or payment of allegedly excessive commissions and advisory fees. These lawsuits are styled as class actions and derivative actions.

The Company's management strongly believes that the claims made in each of these lawsuits are without merit and intends to vigorously defend against them.

The Company cannot predict with certainty the eventual outcome of the foregoing Mass. Proceeding, other governmental investigations or other legal proceedings. The impact, if any, of these matters on the Fund is uncertain at this time. If the Company determines that it bears responsibility for any unlawful or inappropriate conduct that caused losses to the Fund, it is committed to making the Fund or its shareholders whole, as appropriate.

FRANKLIN FLOATING RATE MASTER TRUST
FRANKLIN FLOATING RATE MASTER SERIES
Report of Independent Registered Public Accounting Firm

TO THE BOARD OF TRUSTEES
and Shareholders of
Franklin Floating Rate Master Series

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Floating Rate Master Series (the "Fund") at July 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2004 by correspondence with the custodian, agent banks and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
September 9, 2004


Board Members and Officers

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.


INDEPENDENT BOARD MEMBERS
-----------------------------------------------------------------
                                     NUMBER
                                     OF
                                     PORTFOLIOS
  NAME, AGE                          IN FUND
 AND ADDRESS               LENGTH    COMPLEX         OTHER
                           OF TIME   OVERSEEN    DIRECTORSHIPS
                POSITION    SERVED   BY BOARD        HELD
                                      MEMBER*
-----------------------------------------------------------------
Frank H.      Trustee      Since     111       None
Abbott, III                1999
(83)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Abbott Corporation (an investment
company).
-----------------------------------------------------------------
Harris J.     Trustee      Since     140       Director, Bar-S
Ashton (72)                1999                Foods (meat
One Franklin                                   packing company).
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
-----------------------------------------------------------------
S. Joseph      Trustee      Since      141          None
Fortunato                   1999
(72)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney,
Hardin, Kipp & Szuch.
-----------------------------------------------------------------
Edith E.      Trustee      Since       96      Director,
Holiday (52)               1999                Amerada Hess
One Franklin                                   Corporation
Parkway                                        (exploration and
San Mateo,                                     refining of oil
CA 94403-1906                                  and gas); H.J.
                                               Heinz Company (processed foods
                                               and allied products); RTI
                                               International Metals, Inc.
                                               (manufacture and distribution of
                                               titanium); and Canadian National
                                               Railway (railroad).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of the Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------
Frank W.T.    Trustee      Since     113       Director, The
LaHaye (75)                1999                California
One Franklin                                   Center for Land
Parkway                                        Recycling
San Mateo,                                     (redevelopment).
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
General Partner, Las Olas L.P. (Asset Management); and
formerly, Chairman, Peregrine Venture Management Company
(venture capital).
-----------------------------------------------------------------
Gordon S.     Trustee      Since     140       Director, White
Macklin (76)               1999                Mountains
One Franklin                                   Insurance Group,
Parkway                                        Ltd. (holding
San Mateo,                                     company); Martek
CA 94403-1906                                  Biosciences
                                               Corporation;
                                               MedImmune, Inc.
                                               (biotechnology);
                                               and
                                               Overstock.com
                                               (Internet
                                               services); and
                                               FORMERLY,
                                               Director, MCI
                                               Communication
                                               Corporation
                                               (subsequently
                                               known as MCI
                                               WorldCom, Inc.
                                               and WorldCom,
                                               Inc.)
                                               (communications
                                               services)
                                               (1988-2002) and
                                               Spacehab, Inc.
                                               (aerospace
                                               services)
                                               (1994-2003).

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group
(investment banking) (1987-1992); and President, National
Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS
-----------------------------------------------------------------
  NAME, AGE     POSITION   LENGTH    NUMBER          OTHER
AND ADDRESS               OF TIME    OF           DIRECTORSHIPS
                           SERVED    PORTFOLIOS        HELD
                                     IN FUND
                                     COMPLEX
                                     OVERSEEN
                                     BY BOARD
                                      MEMBER*
-----------------------------------------------------------------
**Charles B.  Trustee and  Since     140               None
Johnson (71)  Chairman of  1999
One Franklin  the Board
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------
**Rupert H.   Trustee,     Trustee   123                 None
Johnson, Jr.  President    and
(63)          and Chief    President
One Franklin  Executive    since
Parkway       Officer -    1999 and
San Mateo,    Investment   Chief
CA 94403-1906 Management   Executive
                           Officer -
                           Investment
                           Management
                           since
                           2002

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Mark          Vice         Since     Not                  None
Boyadjian     President    2003      Applicable
(40)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Senior Vice President, Templeton Worldwide, Inc.; and officer of three of the investment companies in Franklin Templeton
Investments.
-----------------------------------------------------------------
Harmon E.     Vice         Since     Not                  None
Burns (59)    President    1999      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin Templeton Distributors, Inc.; Executive Vice President,
Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in
Franklin Templeton Investments.
-----------------------------------------------------------------
James M.      Chief        Since      Not                  None
Davis         Compliance   July 2004 Applicable
(52)          Officer
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Director, Global Compliance, Franklin Resources, Inc.; and FORMERLY, Director of Compliance, Franklin Resources, Inc. (1994-2001).
-----------------------------------------------------------------
Laura         Treasurer    Since      Not                   None
Fergerson                  July 2004 Applicable
(42)
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 34 of the investment companies in Franklin Templeton Investments; and FORMERLY, Director and member of Audit and Valuation Committees, Runkel Funds, Inc. (2003-2004); Assistant Treasurer of most of the investment companies in Franklin Templeton Investments (1997-2003); and Vice President, Franklin Templeton Services, LLC (1997-2003).
-----------------------------------------------------------------
Martin L.     Vice         Since     Not                  None
Flanagan (44) President    1999      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Co-President and Chief Executive Officer, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Jimmy D.      Senior Vice   Since     Not Applicable      None
Gambill (56)  President     2002
500 East      and Chief
Broward       Executive
Blvd.         Officer
Suite 2100    -Finance and
Fort          Administration
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice
President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
David P.      Vice         Since     Not                  None
Goss (57)     President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.; officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and Director, Property Resources Equity Trust (until
1999) and Franklin Select Realty Trust (until 2000).
-----------------------------------------------------------------
Barbara J.    Vice         Since     Not                None
Green (56)    President    2000      Applicable
One Franklin
Parkway
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Deputy General Counsel and Secretary, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide, Inc.; Secretary, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Investment Advisory Services, Inc., Franklin Mutual Advisers, LLC, Franklin Templeton Alternative Strategies, Inc., Franklin Templeton Investor Services, LLC, Franklin Templeton Services, LLC, Franklin Templeton Distributors, Inc., Templeton Investment Counsel,
LLC, and Templeton/Franklin Investment Services, Inc.; and officer of some of the other subsidiaries of Franklin
Resources, Inc. and of 51 of the investment companies in
Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment Management, Executive Assistant and
Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney Fellow, U.S. Securities and
Exchange Commission (1986-1995); Attorney, Rogers & Wells
(until 1986); and Judicial Clerk, U.S. District Court (District of Massachusetts) (until 1979).
-----------------------------------------------------------------
Michael O.    Vice         Since     Not       Director, FTI
Magdol (67)   President -  2002   Applicable   Banque, Arch
600 Fifth     AML                              Chemicals, Inc.
Avenue        Compliance                       and Lingnan
Rockefeller                                    Foundation.
Center
New York, NY
10020-2302

PRINCIPAL OCCUPATION DURING PAST 5 YEARS: Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 48 of the investment companies in Franklin Templeton Investments.
-----------------------------------------------------------------
Murray L.     Vice         Since     Not           None
Simpson (67)  President    2000      Applicable
One Franklin  and
Parkway       Secretary
San Mateo,
CA 94403-1906

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin
Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of
51 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and Director, Templeton Asset Management Ltd. (until 1999).
-----------------------------------------------------------------
Galen G.      Chief        Since     Not             None
Vetter (52)   Financial    May 2004  Applicable
500 East      Officer and
Broward       Chief
Blvd.         Accounting
Suite 2100    Officer
Fort
Lauderdale,
FL 33394-3091

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Officer of 51 of the investment companies in Franklin Templeton Investments; Senior Vice President, Franklin Templeton Services, LLC; and FORMERLY, Managing Director, RSM McGladrey, Inc.; and Partner, McGladrey & Pullen, LLP.
-----------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

**Charles B. Johnson and Rupert H. Johnson, Jr. are considered to be interested persons of the Trust under the federal securities laws due to their positions as officers and directors and major shareholders of Franklin Resources, Inc., which is the parent company of the Trust's adviser and distributor.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.


THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED FRANK W.T. LAHAYE AS ITS AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MR. LAHAYE QUALIFIES AS SUCH AN EXPERT IN VIEW OF HIS EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE, INCLUDING SERVICE AS PRESIDENT AND DIRECTOR OF MCCORMICK SELPH ASSOCIATES FROM 1954 THROUGH 1965; DIRECTOR AND CHAIRMAN OF TELEDYNE CANADA LTD. FROM 1966 THROUGH 1971; DIRECTOR AND CHAIRMAN OF QUARTERDECK CORPORATION FROM 1982 THROUGH 1998; AND SERVICES AS A DIRECTOR OF VARIOUS OTHER PUBLIC COMPANIES INCLUDING U.S. TELEPHONE INC. (1981-1984), FISHER IMAGING INC. (1991-1998) AND DIGITAL TRANSMISSIONS SYSTEMS (1995-1999). IN ADDITION, MR. LAHAYE SERVED FROM 1981 TO 2000 AS A DIRECTOR AND CHAIRMAN OF PEREGRINE VENTURE MANAGEMENT CO., A VENTURE CAPITAL FIRM, AND HAS BEEN A MEMBER AND CHAIRMAN OF THE FUND'S AUDIT COMMITTEE SINCE ITS INCEPTION. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. LAHAYE HAS ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MR. LAHAYE IS AN INDEPENDENT TRUSTEE AS THAT TERM IS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.



PROXY VOTING POLICIES AND PROCEDURES

The Fund has established Proxy Voting Policies and Procedures ("Policies") that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund's proxy voting records are also made available online at franklintempleton.com and posted on the Securities and Exchange Commission's website at sec.gov and reflect the 12-month period beginning July 1, 2003, and ending June 30, 2004.


QUARTERLY STATEMENT OF INVESTMENTS

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 11(A), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye, and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $60,918 for the fiscal year ended July 31, 2004 and $21,660 for the fiscal year ended July 31, 2003.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

The aggregate fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of the their financial statements were $48,134 for the fiscal year ended July 31, 2004 and $0 for the fiscal year ended July 31, 2003. The services for which these fees were paid included attestation services.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax.

There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning.

(d)      All Other Fees
The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4 were $140 for the fiscal year ended July 31, 2004 and $0 for the fiscal year ended July 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $99,860 for the fiscal year ended July 31, 2004 and $12,972 for the fiscal year ended July 31, 2003. The services for which these fees were paid included review of materials provided to the fund Board in connection with the investment management contract renewal process, subscription fees and a review of an ICI transfer agent survey.

(e) (1) The registrant's audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)  pre-approval of all audit and audit related services;

      (ii) pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii)pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant's investment adviser or to any entity that controls, is controlled by or is under common control with the registrant's investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv) establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were pre-approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $148,134 for the fiscal year ended July 31, 2004 and $12,972 for the fiscal year ended July 31, 2003.

(h) No disclosures are required by this Item 4(h).

      Item 5. Audit Committee of Listed Registrants. N/A

      Item 6. Schedule of Investments. N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 9. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 10. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 11. Exhibits.

(A) Code of Ethics

(B) (1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(B) (2) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN FLOATING RATE MASTER TRUST

By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    September 30, 2004


By /s/Galen G. Vetter
      Chief Financial Officer
Date    September 30, 2004